6a. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
A. Income Taxes Tables
Effective tax rate

	Years Ended December 31,
	2015	2014
Computed "expected" benefit	$(6,538,843)	$(773,000)
Effect of state income taxes, net of federal benefit	(769,276)	(136,000)
Effect of change in tax rates	-	(280,760)
Pre-acquisition losses	-	640,000
Stock based compensation and other permanent differences	4,577,831	-
Increase in valution allowance	2,730,288	549,760
	$-	$-

Deferred tax assets and liabilities
	Years Ended December 31,
	2015	2014
Net operating loss carry forward	$4,686,288	$1,956,000
Less: Valuation allowance	(4,686,288)	(1,956,000)
	$-	$-